SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) - Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2025
Class A redeemable ordinary shares [Member]
Numerator:
Allocation of net income	$ (89,190)	$ 588,259	$ (129,626)	$ 1,117,063	$ 1,396,946		$ 652,646
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	8,459,284	8,625,000	8,541,684	8,625,000	6,104,313		8,625,000
Basic net income per ordinary share (in Dollars per share)	$ (0.01)	$ 0.07	$ (0.02)	$ 0.13	$ 0.23		$ 0.08
Numerator:
Allocation of net income	$ (89,190)	$ 588,259	$ (129,626)	$ 1,117,063	$ 1,384,138		$ 652,646
Denominator:
Diluted weighted average ordinary shares outstanding (in Shares)	8,459,284	8,625,000	8,541,684	8,625,000	6,104,313		8,625,000
Diluted net income per ordinary share (in Dollars per share)	$ (0.01)	$ 0.07	$ (0.02)	$ 0.13	$ 0.23		$ 0.08
Class A and B non-redeemable ordinary shares [Member]
Numerator:
Allocation of net income	$ (25,753)	$ 166,588	$ (37,066)	$ 316,339	$ 513,446		$ 184,822
Denominator:
Basic weighted average ordinary shares outstanding (in Shares)	2,442,500	2,442,500	2,442,500	2,442,500	2,243,636	[1]	2,442,500
Basic net income per ordinary share (in Dollars per share)	$ (0.01)	$ 0.07	$ (0.02)	$ 0.13	$ 0.23		$ 0.08
Numerator:
Allocation of net income	$ (25,753)	$ 166,588	$ (37,066)	$ 316,339	$ 526,254		$ 184,822
Denominator:
Diluted weighted average ordinary shares outstanding (in Shares)	2,442,500	2,442,500	2,442,500	2,442,500	2,320,880	[1]	2,442,500
Diluted net income per ordinary share (in Dollars per share)	$ (0.01)	$ 0.07	$ (0.02)	$ 0.13	$ 0.23		$ 0.08

[1]	This number includes up to 281,250 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (Notes 4 and 6). On June 13, 2024, the underwriter exercised its over-allotment option in full as part of the closing of the Initial Public Offering. As such, 281,250 Founder Shares were no longer subject to forfeiture.